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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001
                 Check here if Amendment ( ); Amendment Number:
                        This Amendment (check only one):
                              ( ) is a restatement.
                         ( ) adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                     Name: Okabena Investment Services, Inc.
                        Address: 5140 Wells Fargo Center
                             90 South Seventh Street
                              Minneapolis, MN 55402

                              13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                              Name: Sherry Van Zee
                             Title: Vice President
                             Phone: 612-339-7151


                     Signature, Place, and Date of Signing:

/s/ Sherry Van Zee                        Minneapolis, MN     February 14, 2002
--------------------------------------    ---------------     -----------------
         Signature                          City, State              Date


                         Report Type (check only one):
                          (X)  13F Holdings Report
                          (   )  13F Notice
                          (   )  13F Combination Report

                              FORM 13F SUMMARY PAGE

         Number of Other Included Managers:          0
         Form 13F Information Table Entry Total:     48
         Form 13F Information Table Value Total:    $505,849 (in thousands)

                                   FORM 13F INFORMATION TABLE
-------------------------------- ------------ ------------- ----------- ------------------------- ------------
                 Column            Column        Column       Column             Column             Column
                    1                 2            3             4                 5                   6
-------------------------------- ------------ ------------- ----------- ------------------------- ------------

                                                                                           Put
                                  Title of                    Value     Shares /    SH /   /      Investment
             Name of Issuer         Class        CUSIP       (x$1000)    PRN AMT     PR    Call   Discretion
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------
AEP Inds Inc.                        COM      001031103       19,458     812,090    SH              SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Alberta Energy Ltd.                  COM       012873105      6,323      167,066    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

American Intl Group Inc.             COM       026874107      13,535     170,460    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Amgen Inc.                           COM       031162100      13,376     237,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Automatic Data Processing Inc.       COM       053015103      5,657       96,047    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Baxter  Intl Inc.                    COM       071813109      5,342       99,604    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Barrick Gold Corp.                   COM       067901108      4,466      280,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Best Buy Inc.                        COM       086516101      6,703       90,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Boeing Co.                           COM       097023105      8,532      220,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Boston Scientific Corp.              COM       101137107      2,894      120,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Caterpillar Inc. Del.                COM       149123101      5,486      105,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Cisco Sys Inc.                       COM       17275R102      13,056     720,904    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Citigroup Inc.                       COM       172967101      17,773     352,074    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Citigroup Inc.                       COM       172967101      3,534       70,000    SH               OTHER
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Coca Cola Co.                        COM       191216100      8,407      178,300    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Deere & Co.                          COM       244199105      4,803      110,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Dow Chem Co.                         COM       260543103      4,391      130,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Ericsson LM Tel Co.               ADR CL B     294821400      10,209    1,955,700   SH               SOLE
                                    SEK10
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Fedex Corp.                          COM       31428X106      5,966      115,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

First Data Corp.                     COM       319963104      6,161       78,533    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Glaxosmithkline PLC               Sponsored    37733W105      8,868      178,000    SH               SOLE
                                     ADR
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Highwoods Pptys Inc.                 COM       431284108        38        1,470     SH               OTHER
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Home Depot Inc.                      COM       437076102      14,793     290,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Intel Corp.                          COM       458140100      45,339    1,441,613   SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

International Business Machs         COM       459200101      6,401       52,921    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

International Flavors & Fragranc     COM       459506101      6,182      208,085    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Johnson & Johnson                    COM       478160104      16,079     272,059    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Marsh & McLennon Cos Inc.            COM       571748102      6,447       60,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

McKesson Corp.                       COM       58155Q103      1,675       44,787    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Medtronic Inc.                       COM       585055106      8,709      170,063    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Microsoft Corp.                      COM       594918104      42,557     642,364    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Mid Atlantic Med Svcs Inc.           COM       59523C107      6,824      300,600    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Minnesota Mng & Mfg Co.              COM       604059105      5,725       48,432    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Nokia Corp.                       Sponsored    654902204      2,540      103,533    SH               SOLE
                                     ADR
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Pepsico Inc.                         COM       713448108      4,266       87,619    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Praxair Inc.                         COM       74005P104      4,696       85,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Procter & Gamble Co.                 COM       742718109      3,561       45,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Schlumberger Ltd.                    COM       806857108      6,045      110,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Staples Inc.                         COM       855030102      4,793      256,291    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

State Str Corp.                      COM       857477103      15,445     295,600    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Target Corp.                         COM       87612E106      7,104      173,059    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Target Corp.                         COM       87612E106      58,727    1,430,632   SH               OTHER
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Techne Corp.                         COM       878377100      16,921     459,182    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Transportacion Maritima Mexica    ADR SER L    893868208      12,467    1,272,141   SH               SOLE
                                     SH
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Transportacion Maritima Mexica   SPON ADR A    893868307      3,666      381,900    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Tyco Intl Ltd New                    COM       902124106      6,185      105,000    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Wal mart Stores Inc.                 COM       931142103      20,902     363,200    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

Zygo Corp.                           COM       989855101      2,822      177,480    SH               SOLE
-------------------------------- ------------ ------------- ----------- ----------- ------ ------ ------------

                                   FORM 13F INFORMATION TABLE
-------------------------------- ----------- -----------------------------
                 Column           Column                Column
                    1                7                     8
-------------------------------- ----------- -----------------------------
                                                        Voting Authority

                                   Other
             Name of Issuer       Managers       Sole     Shared    None
-------------------------------- ----------- ------------ ------- --------
AEP Inds Inc.                                 812,090
-------------------------------- ----------- ------------ ------- --------

Alberta Energy Ltd.                            167,066
-------------------------------- ----------- ------------ ------- --------

American Intl Group Inc.                       170,460
-------------------------------- ----------- ------------ ------- --------

Amgen Inc.                                     237,000
-------------------------------- ----------- ------------ ------- --------

Automatic Data Processing Inc.                 96,047
-------------------------------- ----------- ------------ ------- --------

Baxter  Intl Inc.                              99,604
-------------------------------- ----------- ------------ ------- --------

Barrick Gold Corp.                             280,000
-------------------------------- ----------- ------------ ------- --------

Best Buy Inc.                                  90,000
-------------------------------- ----------- ------------ ------- --------

Boeing Co.                                     220,000
-------------------------------- ----------- ------------ ------- --------

Boston Scientific Corp.                        120,000
-------------------------------- ----------- ------------ ------- --------

Caterpillar Inc. Del.                          105,000
-------------------------------- ----------- ------------ ------- --------

Cisco Sys Inc.                                 720,904
-------------------------------- ----------- ------------ ------- --------

Citigroup Inc.                                 352,074
-------------------------------- ----------- ------------ ------- --------

Citigroup Inc.                                 70,000
-------------------------------- ----------- ------------ ------- --------

Coca Cola Co.                                  178,300
-------------------------------- ----------- ------------ ------- --------

Deere & Co.                                    110,000
-------------------------------- ----------- ------------ ------- --------

Dow Chem Co.                                   130,000
-------------------------------- ----------- ------------ ------- --------

Ericsson LM Tel Co.                           1,955,700

-------------------------------- ----------- ------------ ------- --------

Fedex Corp.                                    115,000
-------------------------------- ----------- ------------ ------- --------

First Data Corp.                               78,533
-------------------------------- ----------- ------------ ------- --------

Glaxosmithkline PLC                            178,000

-------------------------------- ----------- ------------ ------- --------

Highwoods Pptys Inc.                            1,470
-------------------------------- ----------- ------------ ------- --------

Home Depot Inc.                                290,000
-------------------------------- ----------- ------------ ------- --------

Intel Corp.                                   1,441,613
-------------------------------- ----------- ------------ ------- --------

International Business Machs                   52,921
-------------------------------- ----------- ------------ ------- --------

International Flavors & Fragranc               208,085
-------------------------------- ----------- ------------ ------- --------

Johnson & Johnson                              272,059
-------------------------------- ----------- ------------ ------- --------

Marsh & McLennon Cos Inc.                      60,000
-------------------------------- ----------- ------------ ------- --------

McKesson Corp.                                 44,787
-------------------------------- ----------- ------------ ------- --------

Medtronic Inc.                                 170,063
-------------------------------- ----------- ------------ ------- --------

Microsoft Corp.                                642,364
-------------------------------- ----------- ------------ ------- --------

Mid Atlantic Med Svcs Inc.                     300,600
-------------------------------- ----------- ------------ ------- --------

Minnesota Mng & Mfg Co.                        48,432
-------------------------------- ----------- ------------ ------- --------

Nokia Corp.                                    103,533

-------------------------------- ----------- ------------ ------- --------

Pepsico Inc.                                   87,619
-------------------------------- ----------- ------------ ------- --------

Praxair Inc.                                   85,000
-------------------------------- ----------- ------------ ------- --------

Procter & Gamble Co.                           45,000
-------------------------------- ----------- ------------ ------- --------

Schlumberger Ltd.                              110,000
-------------------------------- ----------- ------------ ------- --------

Staples Inc.                                   256,291
-------------------------------- ----------- ------------ ------- --------

State Str Corp.                                295,600
-------------------------------- ----------- ------------ ------- --------

Target Corp.                                   173,059
-------------------------------- ----------- ------------ ------- --------

Target Corp.                                  1,430,632
-------------------------------- ----------- ------------ ------- --------

Techne Corp.                                   459,182
-------------------------------- ----------- ------------ ------- --------

Transportacion Maritima Mexica                1,272,141

-------------------------------- ----------- ------------ ------- --------

Transportacion Maritima Mexica                 381,900
-------------------------------- ----------- ------------ ------- --------

Tyco Intl Ltd New                              105,000
-------------------------------- ----------- ------------ ------- --------

Wal mart Stores Inc.                           363,200
-------------------------------- ----------- ------------ ------- --------

Zygo Corp.                                     177,480
-------------------------------- ----------- ------------ ------- --------